Goodwill and Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Detail of Intangible Assets
The following is a summary of the components of intangible assets and the related amortization expense (in thousands):

	March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (years)
Developed technology	$11,974	$(11,782)	$192	0.04
Customer relationships	39,170	(34,899)	4,271	0.9
Trade names	316	(316)	—	—
Capitalized software costs—work in progress (“WIP”)	6,382	—	6,382	N/A

Total other intangible assets	$57,842	$(46,997)	$10,845	0.8

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$12,235	$(11,452)	$783	0.3
Customer relationships	39,921	(32,896)	7,025	0.9
Trade names	323	(323)	—	—
Capitalized software costs—work in progress (“WIP”)	5,550	—	5,550	N/A

Total other intangible assets	$58,029	$(44,671)	$13,358	0.8

The detail of intangible assets is as follows (in thousands):

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$12,235	$(11,452)	$783	0.3
Customer relationships	39,921	(32,896)	7,025	0.9
Trade names	323	(323)	—	—
Capitalized software costs - work in progress (“WIP”)	5,550	—	5,550	N/A

Total	$58,029	$(44,671)	$13,358	0.8

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$11,407	$(8,365)	$3,042	1.3
Customer relationships	31,124	(24,238)	6,886	1.3
Trade names	314	(314)	—	—
Capitalized software costs - WIP	1,100	—	1,100	N/A

Summary of Expected Future Amortization Expense for Intangible Assets
Expected future amortization expense for intangible assets as of March 31, 2024 is as follows (in thousands):

Year ended December 31,
2024	$4,308
2025	2,071
2026	1,276
2027	1,276
Thereafter	1,914

Total	$10,845

Expected future amortization expense for intangible assets as of December 31, 2023 is as follows (in thousands):

Year ended December 31,
2024	7,568
2025	1,905
2026	1,110
2027	1,110
Thereafter	1,665

Total	$13,358

Summary of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

	March 31, 2024	December 31, 2023
Beginning Balance	$95,869	$92,728
Foreign currency translation	(2,256)	2,323
Additions from acquisitions		818
Impairment	—	—

Ending Balance	$93,613	$95,869

The changes in the carrying amount of goodwill were as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Beginning Balance	$92,728	$122,805
Foreign currency translation	2,323	(6,808)
Additions from acquisitions	818	—
Impairment	—	(23,269)

Ending Balance	$95,869	$92,728